FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Maturities of Financial Liabilities) (Details) ₪ in Millions	Dec. 31, 2020 ILS (₪)
Principal payments of long term indebtedness:
Total undisco-unted	₪ 3,295
Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	512
Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	824
Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	59
Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	79
Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	207
Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	786
Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	719
Less than one year [Member]
Principal payments of long term indebtedness:
Total undisco-unted	1,191
Less than one year [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
Less than one year [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	128
Less than one year [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	30
Less than one year [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
Less than one year [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	47
Less than one year [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	135
Less than one year [Member] | Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	719
2022 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	414
2022 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	128
2022 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	82
2022 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	29
2022 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2022 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	41
2022 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	111
2023 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	363
2023 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	128
2023 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	82
2023 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2023 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	35
2023 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	95
2024 to 2025 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	503
2024 to 2025 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	128
2024 to 2025 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	165
2024 to 2025 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	10
2024 to 2025 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	51
2024 to 2025 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	149
2026 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	824
2026 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	495
2026 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	33
2026 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	₪ 296